Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating and formation costs	$ 547,114	$ 243,574	$ 861,523	$ 1,946,336	$ 5,390,808	$ 2,312,931
Loss from operations	(547,114)	(243,574)	(861,523)	(1,946,336)	(5,390,808)	(2,312,931)
Other income (expenses):
Change in fair value of warrant liabilities	(228,531)	2,594,396	(611,607)	7,097,595	8,135,024	7,977,190
Transaction costs allocable to warrant liabilities					0	(586,339)
Interest earned on cash and investments held in the Trust Account	519,310	417,862	3,294,864	448,071	4,462,497	0
Other income (expenses), net	290,779	3,012,258	2,683,257	7,545,666	12,597,521	7,390,851
Net income (loss)	(256,335)	2,768,684	1,821,734	5,599,330	7,206,713	5,077,920
Common Class A [Member]
Other income (expenses):
Net income (loss)	$ (96,188)	$ 2,214,947	$ 1,214,113	$ 4,479,464	$ 5,765,370	$ 3,907,301
Basic weighted average shares outstanding	4,646,574	30,945,072	15,458,179	30,945,072	30,945,072	25,686,060
Basic net (loss) income per share	$ (0.02)	$ 0.07	$ 0.08	$ 0.14	$ 0.19	$ 0.15
Diluted weighted average shares outstanding	4,646,574	30,945,072	15,458,179	30,945,072	30,945,072	25,686,060
Diluted net (loss) income per share	$ (0.02)	$ 0.07	$ 0.08	$ 0.14	$ 0.19	$ 0.15
Common Class B [Member]
Other income (expenses):
Net income (loss)	$ (160,147)	$ 553,737	$ 607,621	$ 1,119,866	$ 1,441,343	$ 1,170,619
Basic weighted average shares outstanding	7,736,268	7,736,268	7,736,268	7,736,268	7,736,268	7,695,487
Basic net (loss) income per share	$ (0.02)	$ 0.07	$ 0.08	$ 0.14	$ 0.19	$ 0.15
Diluted weighted average shares outstanding	7,736,268	7,736,268	7,736,268	7,736,268	7,736,268	7,695,487
Diluted net (loss) income per share	$ (0.02)	$ 0.07	$ 0.08	$ 0.14	$ 0.19	$ 0.15